UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Funds

Bryce Capital Growth Fund Series

(Exact name of registrant as specified in charter)

2 Thornell Road,

Pittsford, NY

14534

(Address of principal executive offices)

(Zip code)

Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/09

Date of reporting period: 03/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Value Fund
Investments March 31, 2009
Showing Percentage of Net Assets

Common Stocks - 99.2%

Industrials - 9.7%

Allegiant Travel	2,250	$102,285
Encore Wire Corp	5,075	$108,757
Granite Construction	2,150	$80,582
Jet Blue Airways Corporation	20,100	$73,365
Mastec Inc.	8,300	$100,347
		$465,336

Consumer Discretionary - 25.5
Advanced Auto Parts	2,225	$91,403
Aeropostale	3,500	$92,960
Brinker Intl	5,500	$83,050
Cracker Barrel Old Country Store Group	3,650	$104,536
Darden Restaurants	2,600	$89,076
Dollar Tree Stores	2,225	$99,124
Family Dollar Stores	3,000	$100,110
Hot Topic Inc.	9,825	$109,942
ITT Educational Services	900	$109,278
Kohls Corp.	2,200	$93,104
O'Reilly Automotive Inc.	2,100	$73,521
Papa John's Pizza	3,700	$84,619
Ross Stores	2,500	$89,700
		$1,220,423

Consumer Staples -2%
Archer Daniels	3,450	$95,841
		$95,841

Energy - 13.5%
Alon USA Energy	7,400	$101,380
Comstock Resources	5,000	$149,000
Sunoco Inc.	2,675	$70,834
Tesoro	7,825	$105,403
Western Refining	9,625	$114,923
World Fuel Services	3,250	$102,798
		$644,337

Financials - 5.2%
Knight Capital Group Inc.	5500	$81,070
Morgan Stanley Co.	3400	$77,418
Ocwen Financial	8050	$92,012
		$250,500

Health Care - 21.6%
Amedisys	3,000	$82,470
AmeriGroup	3,700	$101,898
BioVail Corporation	8,000	$87,600
Bristol Meyers	4,850	$106,312
Cephalon Inc.	1,300	$88,530
Chemed	2,425	$94,333
Computer Progr & Systems	3,250	$108,128
Edwards Lifesciences	1,450	$87,914
Medco Healthcare	2,325	$96,116
Sepracor Inc.	5,775	$84,662
Teva Pharmaceutical Inds ADR	2,125	$95,731
		$1,033,692

Materials - 6.2%
Ball Corp.	2,150	$93,310
Scotts Miracle Gro	2,850	$98,895
Terra Nitrogen Co.	725	$103,675
		$295,880

Information Technology - 13.6%
BMC Software	2,900	$95,700
Check Point Software	4,750	$105,498
Maximus	2,925	$116,591
Open Text	2,300	$79,212
Shanda Interactive	2,500	$98,825
Sigma Designs	5,500	$68,420
Skyworks	11,000	$88,660
		$652,905

Telecommunication Services - 1.9%
USA Mobility	9,950	$91,640
		$91,640

Total Common Stocks - 99.2%		$4,750,552

BONY Hamilton Money Market Fund		$38,207

Total Money Market Funds - 0.8%		$38,207

Net Investment Assets - 100.0%		$4,788,759

Bryce Capital Growth Fund
Investments March 31, 2009
Showing Percentage of Net Assets

Common Stocks - 97.4

Consumer Discretionary - 40.5
Amazon.Com	1,875	$137,700
Apollo Group	2,050	$160,577
BJ's Restaurants	400	$5,564
Buckle Inc	4,388	$140,093
Buffalo Wild Wings	3,800	$139,004
Career Education	5,750	$137,770
Corinthian Colleges	7,800	$151,710
Devry	2,850	$137,313
Netflix	2,885	$123,824
Panera Bread Co.	2,600	$145,340
Priceline Com Inc.	2,000	$157,560
TJX Companies	5,400	$138,456
Urban Outfitters	7,250	$118,683
		$1,693,593

Consumer Staples - 7.7%
Green Mountain Coffee	3,000	$144,000
Hansen Nat Corp	3,525	$126,900
Whole Foods Market	3,100	$52,080
		$322,980

Health Care - 19.0%
Biogen Idec Inc.	2,625	$137,603
Cerner Corp Com	2,900	$127,513
HMS Holdings	3,800	$125,020
Illumina Inc.	3,750	$139,650
Myriad Genetics	3,350	$152,325
Thoratec	4,400	$113,036
		$795,146

Information Technology - 26.4%
Apple Inc Com	1,500	$157,680
Broadcom Corp.	6,625	$132,368
Netease.Com Inc.	5,100	$136,935
Qualcomm Inc.	3,450	$134,240
Quality Systems	3,150	$142,538
Starent Networks	9,100	$143,871
Synaptics	5,750	$153,870
Synchronoss Tech	8,300	$101,758
		$1,103,259

Telecommunication Services - 3.7%
J2 Global Commumnications Inc.	7,100	$155,419
		$155,419

Total Common Stocks -97.4%		$4,070,397

BONY Hamilton Money Market Fund		$110,445

Total Money Market Funds - 2.6%		$110,445

Net Investment Assets - 100.0%		$4,180,842

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date  04/21/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. Sheidlower

        Edmond D. Sheidlower, President

Date

04/21/09

By (Signature and Title)

*/s/ Dennis E. Lohouse

       Dennis E. Lohouse, CFA, Treasurer

Date

04/21/09